Trade payables and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
Disclosure Of Trade Payables And Accrued Liabilities

	December 31, 2025	December 31, 2024
Trade payables	$2,025,759	$1,271,484
Accruals	597,130	1,745,504
Total trade payables and accrued liabilities	$2,622,889	$3,016,988